NOTE 24. DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 24. DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 24. DERIVATIVE FINANCIAL INSTRUMENTS

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$
Derivative financial liabilities:
Put option liability embedded in the convertible bonds issued (Note 23)	-	126,095
Derivates related to convertible promissory note (Note 25)	3,790,737	-
Fair value change in derivative financial instruments during the year	(2,312,197)	(127,551)
Exchange difference	-	1,456
Carrying value as at end of year	1,478,540	-

In connection with the Convertible Bonds as disclosed in Note 23, a Put Option Deed was entered into between the Company and the Bondholder in 2018 whereby the Bondholder can exercise an option, during the Put Option Exercise Period (means the period of 7 days commencing from the day immediately after the date falling 2 years from the conversion date of the Convertible Bonds or such other date as agreed by the Company and the Bondholder in writing), to have the Company repurchase a former subsidiary MDL Shares converted by the Bondholder at the principal amount of the converted Convertible Bonds.

As at December 31, 2019, the management has determined that the option was not going to be executed and wrote off this derivative financial instruments to the statement of profit and loss.

In 2020, the Company entered into two convertible promissory notes as disclosed in Note 25. As at December 31, 2020, the derivatives related to these convertible promissory notes were revalued using the weighted average assumptions: volatility 102.3% and 91.80%, the weighted expected term of two years, a discount rate of 4.13% and a dividend yield of 0%.

The Group departed from IFRS 9 for certain disclosures of the note issued January 20, 2020 as not doing so would be misleading to the readers of the consolidated financial statements as it would greatly inflate the activity on the 2020 consolidated statement of activity but have no effect on the consolidated balance sheet or on the net loss of the Group. As such the Group, determined it was appropriate to present the change in fair value of this derivative instrument, net of interest expense recorded at the time of issuance.